Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 548,484,000	$ 366,639,000
Short-term investments	2,827,000	51,720,000
Accounts receivable, net	35,996,000	23,364,000
Prepaid and other current assets (including $10,101 and $10,104, respectively, of short-term prepayment to a related party)	64,457,000	29,045,000
Due from Sohu	393,000	495,000
Restricted time deposits	393,019,000	116,140,000
Total current assets	1,045,176,000	587,403,000
Fixed assets, net	246,674,000	64,828,000
Intangible assets, net	73,395,000	54,249,000
Equity investments	0	850,000
Goodwill	180,252,000	134,921,000
Restricted time deposits	31,655,000	130,459,000
Other assets, net (including $10,138 and $259, respectively, of long-term prepayment to a related party)	8,060,000	141,803,000
Total assets	1,585,212,000	1,114,513,000
Liabilities, mezzanine equity and shareholders' equity
Accounts payable (including $2,223 and $332, respectively, of accounts payable to a related party and accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $8,677 and $25,986, respectively)	57,438,000	32,750,000
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $43,027 and $43,252, respectively)	43,842,000	43,659,000
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $3,474 and $2,316, respectively)	49,450,000	33,824,000
Accrued liabilities to suppliers (including accrued liabilities to suppliers of consolidated VIEs without recourse to the Company of $6,555 and $9,314, respectively)	22,987,000	12,863,000
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $9,923 and $1,453, respectively)	31,214,000	17,825,000
Short-term bank loans	410,331,000	113,000,000
Other accrued liabilities (including other accrued liabilities of consolidated VIEs without recourse to the Company of $28,004 and $9,530, respectively)	14,872,000	32,159,000
Deferred tax liabilities	18,814,000	11,878,000
Total current liabilities	648,948,000	297,958,000
Long-term accounts payable (including $2,290 and $nil, respectively, of long-term accounts payable to a related party)	6,252,000	12,683,000
Long-term bank loans	0	126,353,000
Long-term deferred tax liabilities (including long-term deferred tax liabilities of consolidated VIEs without recourse to the Company of $3,846 and $3,777, respectively)	12,334,000	7,824,000
Long-term contingent consideration (including long-term contingent consideration of consolidated VIEs without recourse to the Company of $nil and $4,162, respectively)	4,162,000	0
Total liabilities	671,696,000	444,818,000
Commitments and contingencies
Mezzanine equity
Total mezzanine equity	0	61,810,000
Shareholders' equity:
Additional paid-in capital	92,066,000	88,626,000
Treasury shares (nil and 1,181 shares, respectively, as of December 31, 2012 and 2013)	(17,240,000)	0
Statutory reserves	9,367,000	9,351,000
Retained earnings	739,343,000	470,717,000
Accumulated other comprehensive income	71,733,000	38,133,000
Total Changyou.com Limited shareholders' equity	896,338,000	607,885,000
Non-controlling interest	17,178,000	0
Total shareholders' equity	913,516,000	607,885,000
Total liabilities, mezzanine equity and shareholders' equity	1,585,212,000	1,114,513,000
Class A ordinary shares [Member]
Shareholders' equity:
Ordinary shares	244,000	215,000
Class B ordinary shares [Member]
Shareholders' equity:
Ordinary shares	$ 825,000	$ 843,000